Organization and Business Operations (FY) (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 28, 2021	Mar. 19, 2021	Mar. 19, 2021	Mar. 31, 2022	Dec. 31, 2021	Oct. 20, 2021	Mar. 01, 2021	Feb. 22, 2021
Organization and Business Operations (Details) [Line Items]
Units of initial public offering (in Shares)		345,000,000	345,000,000
Transaction costs				$ 20,169,599	$ 20,169,599
Underwriting fee				6,900,000	6,900,000
Deferred underwriting fee				12,075,000	12,075,000
Offering costs				1,194,599	1,194,599
Non-operating expense				$ 719,201	$ 719,201
Percentage of redemption of company's outstanding public shares				100.00%	100.00%
Percentage of fair market value trust account				80.00%	80.00%
Business combination recognized trust account per share (in Dollars per share)				$ 10.00	$ 10.00
Business combination recognized identifiable net tangible assets				$ 5,000,001	$ 5,000,001
Redeem of outstanding shares percentage				100.00%	100.00%
Public per share (in Dollars per share)				$ 10.00	$ 10.00
Public per share held in the trust account (in Dollars per share)				$ 10.00	$ 10.00
Aggregate of purchase units (in Shares)						16,000,000	17,300,000	13,000,000
Purchase price						$ 160,000,000	$ 173,000,000	$ 130,000,000
Price per unit (in Dollars per share)						$ 10.00	$ 10.00	$ 10.00
Working capital				$ 1,088,980	$ 1,503,768
Working capital loans	$ 1,500,000				1,500,000
Amounts of operating bank account				$ 1,088,980	$ 1,503,768
Initial Public Offering [Member]
Organization and Business Operations (Details) [Line Items]
Units of initial public offering (in Shares)		34,500,000	34,500,000
Price per unit (in Dollars per share)		$ 10.00	$ 10.00
Generating gross proceeds		$ 345,000,000	$ 345,000,000
Private sale of warrants (in Shares)				11,500,000	11,500,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)				$ 1.50	$ 1.50
Private sale of warrants (in Shares)				5,933,333	5,933,333
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Purchase agreement amount not exceed								$ 160,000,000
Founder Shares [Member] | Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units				$ 517,158	$ 25,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities				50.00%	50.00%
Redeem of outstanding shares percentage				100.00%	100.00%
Working capital					$ 1,340,636
Trust account					$ 1,503,768